Consolidated Statement of Comprehensive Income Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net income	$ 948,784	$ 1,155,492	$ 1,057,150
Less: Noncontrolling interest in subsidiaries' earnings	357	3,669	8,020
Net Income Attributable to Common Shareholders	948,427	1,151,823	1,049,130
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(18,974)	(392,742)	512,081
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	325,066	(597,979)	253,603
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	204	204	212
Other Comprehensive Income (Loss), Net of Tax	306,296	(990,517)	765,896
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(1,771)	(25,607)	8,325
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	308,067	(964,910)	757,571
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 1,256,494	$ 186,913	$ 1,806,701